Commitments and Contingencies (Tables)	6 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-cancelable Operating Leases	As of September 30, 2024, future minimum payments under non-cancelable operating leases were as follows: Future Lease Payments
October 2024 to September 2025	$55,672
Total	$55,672